SEGMENT - Revenue by Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Revenue	$ 1,339.5	$ 1,559.2	$ 1,520.4
Operating segment
Disclosure of major customers [line items]
Revenue	1,339.5	1,559.2	1,520.4
Switzerland
Disclosure of major customers [line items]
Revenue	$ 205.4	$ 264.3	$ 242.5
Percentage of revenue	15.30%	17.00%	16.00%
United States
Disclosure of major customers [line items]
Revenue	$ 199.1	$ 243.1	$ 182.7
Percentage of revenue	14.90%	15.60%	12.00%
United Arab Emirates
Disclosure of major customers [line items]
Revenue	$ 0.0	$ 160.5	$ 0.0
Percentage of revenue	0.00%	10.30%	0.00%